Expense Example - Oakmark U.S. Large Cap ETF - Oakmark U.S. Large Cap ETF	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 794